GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

NOTE 13:- GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.

The following presents total revenues for the years ended December 31, 2010, 2011 and 2012, and long-lived assets as of December 31, 2011 and 2012, by geographic area:

1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2010	2011	2012
Americas, principally U.S.	$479,692	$553,843	$603,605
Europe	440,620	488,632	501,547
Asia, Middle-East and Africa	177,556	204,511	237,543

	$1,097,868	$1,246,986	$1,342,695

2.	Long-lived assets:

	December 31,
	2011	2012
U.S.	$202,461	$201,147
Israel	92,610	89,907
Sweden	494,895	492,301
Rest of the world	787	704

	$790,753	$784,059

b.	Financial income, net:

	Year ended December 31,
	2010	2011	2012
Financial income:
Interest income	$53,567	$68,351	$73,711
Realized gain on sale of marketable securities	974	672	1,436
Foreign currency re-measurement gain and others	—	14	873

	54,541	69,037	76,020

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	14,428	28,092	33,784
Foreign currency re-measurement loss	2,808	—	—
Others	7,141	1,922	1,904

	24,377	30,014	35,688

	$30,164	$39,023	$40,332